CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (217,074)	$ (178,056)	$ (250,316)	$ (178,249)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,689	12,627	16,969	11,167
Share-based compensation	20,174	5,829	7,223	3,380
Bad debt expense	167	2,238	2,567	1,217
Write-off of capital assets	668	2,814	3,782	(2)
Straight-line rent	12,895	(2,859)	1,821	21,890
Unrealized (gain) loss on foreign currency transactions	2,129	(4,454)	(245)	3,298
Amortization of debt issuance costs	1,562	439	716	244
Amortization of debt discounts	23,009	0
Change in fair value of share-settle redemption feature	(7,828)	0
Fair value of warrants	1,395	16	26	278
Other adjustments to net loss	11	(14)	(14)	58
Changes in operating assets and liabilities:
Accounts receivable	(6,115)	1,233	1,681	1,220
Prepaid rent	6,890	1,770	4,121	(9,361)
Prepaid expenses	(3,103)	1,708	552	(1,591)
Other current assets	(1,783)	(1,828)	(5,058)	(2,369)
Other non-current assets	(10,138)	519	1,193	(3,776)
Accounts payable	(861)	1,422	3,668	1,924
Accrued liabilities	5,937	(3,098)	(590)	7,051
Sales tax payable	2,475	(2,130)	2,062	3,596
Deferred revenue	20,112	3,746	4,841	4,120
Other current liabilities	(37)	(41)	237	0
Other non-current liabilities	883	2,268	2,262	45
Net cash used in operating activities	(135,943)	(155,851)	(202,502)	(135,860)
Cash flows from investing activities
Purchases of property and equipment	(8,036)	(10,130)	(12,247)	(22,561)
Development of internal-use software	(3,816)	(2,231)	(2,603)	(1,696)
Net cash used in investing activities	(11,852)	(12,361)	(14,850)	(24,257)
Cash flows from financing activities
Repayment of debt	(11,900)	(2,838)	(6,741)	(13,750)
Proceeds from debt financing, net	162,366	24,451	24,366	7,063
Proceeds from exercise of stock options	3,079	1,249	1,643	738
Exercise of common stock warrants	120	0
Issuance of redeemable convertible preferred stock, net	1,020	180,457	207,293	224,664
Net cash provided by financing activities	154,685	203,319	226,561	218,715
Effects of foreign exchange on cash	(418)	(719)	(347)	2,279
Net change in cash, cash equivalents, and restricted cash	6,472	34,388	8,862	60,877
Cash, cash equivalents, and restricted cash at the beginning of year	123,108	114,246	114,246	53,369
Cash, cash equivalents, and restricted cash at end of year	129,580	148,634	123,108	114,246
Supplemental disclosures of cash flow information:
Cash paid for income taxes	213	12	100	3
Cash paid for interest	3,368	3,668	5,428	3,509
Non-cash disclosure of investing and financing activities:
Accrued purchases of property and equipment	149	0
Reconciliation of cash, cash equivalents, and restricted cash:
Cash	129,365		121,467	110,916
Restricted cash	215		1,641	3,330
Total cash, cash equivalents, and restricted cash	$ 129,580	$ 148,634	$ 123,108	$ 114,246